Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2019		December 31, 2018
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$5,433	$5,433	$79,582	$79,582	Level 2
Total	$5,433	$5,433	$79,582	$79,582

Financial assets at amortized cost
Cash	$5,572	$5,572	$—	$—	—
Trade and other receivables	173,762	173,762	111,564	111,564	—
Total	$179,334	$179,334	$111,564	$111,564

Financial Liabilities
FVTPL
Financial Derivatives	$(8,668)	$(8,668)	$—	$—	Level 2
Total	$(8,668)	$(8,668)	$—	$—

Financial liabilities at amortized cost
Trade and other payables	$(207,454)	$(207,454)	$(258,114)	$(258,114)	—
Bank loan	(505,412)	(506,471)	(520,700)	(522,294)	—
Long-term notes	(1,328,175)	(1,290,817)	(1,583,240)	(1,492,363)	Level 1
Lease obligations	(13,883)	(13,883)	—	—	—
Total	$(2,054,924)	$(2,018,625)	$(2,362,054)	$(2,272,771)

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2019		December 31, 2018
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$5,433	$5,433	$79,582	$79,582	Level 2
Total	$5,433	$5,433	$79,582	$79,582

Financial assets at amortized cost
Cash	$5,572	$5,572	$—	$—	—
Trade and other receivables	173,762	173,762	111,564	111,564	—
Total	$179,334	$179,334	$111,564	$111,564

Financial Liabilities
FVTPL
Financial Derivatives	$(8,668)	$(8,668)	$—	$—	Level 2
Total	$(8,668)	$(8,668)	$—	$—

Financial liabilities at amortized cost
Trade and other payables	$(207,454)	$(207,454)	$(258,114)	$(258,114)	—
Bank loan	(505,412)	(506,471)	(520,700)	(522,294)	—
Long-term notes	(1,328,175)	(1,290,817)	(1,583,240)	(1,492,363)	Level 1
Lease obligations	(13,883)	(13,883)	—	—	—
Total	$(2,054,924)	$(2,018,625)	$(2,362,054)	$(2,272,771)

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
U.S. dollar denominated	US$8,733	US$80,857	US$841,961	US$963,351

Disclosure of financial derivative contracts
Baytex had the following financial derivative contracts outstanding as of March 3, 2020:

	Remaining Period	Volume	Price/Unit (1)	Index
Oil
Basis swap	Jan 2020 to Dec 2020	2,500 bbl/d	WTI less US$16.10/bbl	WCS
Basis swap (6)	Apr 2020 to Dec 2020	4,000 bbl/d	WTI less US$16.38/bbl	WCS
Basis swap	Jan 2020 to Dec 2020	2,000 bbl/d	WTI less US$6.50/bbl	MSW
Basis swap (6)	Apr 2020 to Dec 2020	3,000 bbl/d	WTI less US$5.92/bbl	MSW
Fixed - Sell	Jan 2020 to Mar 2020	6,000 bbl/d	US$56.60/bbl	WTI
Fixed - Sell	Jan 2020 to Dec 2020	2,000 bbl/d	US$58.00/bbl	WTI
3-way option (2)	Jan 2020 to Dec 2020	3,000 bbl/d	US$50.00/US$56.00/US$61.35	WTI
3-way option (2)	Jan 2020 to Dec 2020	3,000 bbl/d	US$50.00/US$57.00/US$60.00	WTI
3-way option (2)	Jan 2020 to Dec 2020	4,500 bbl/d	US$50.00/US$57.00/US$62.00	WTI
3-way option (2)	Jan 2020 to Dec 2020	3,000 bbl/d	US$50.00/US$58.00/US$62.00	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,000 bbl/d	US$51.00/US$58.00/US$60.50	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,000 bbl/d	US$51.00/US$58.00/US$60.83	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,500 bbl/d	US$51.00/US$59.00/US$65.60	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,500 bbl/d	US$51.00/US$59.00/US$66.00	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,000 bbl/d	US$51.00/US$59.50/US$66.15	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,000 bbl/d	US$51.00/US$60.00/US$65.60	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,000 bbl/d	US$51.00/US$60.00/US$66.00	WTI
3-way option (2)	Jan 2020 to Dec 2020	1,000 bbl/d	US$51.00/US$60.00/US$66.05	WTI
3-way option (2)	Jan 2020 to Dec 2020	2,000 bbl/d	US$51.00/US$60.00/US$66.70	WTI
Swaption (3)	Jan 2021 to Dec 2021	3,000 bbl/d	US$64.50/bbl	Brent
Swaption (4)	Jan 2021 to Dec 2021	3,000 bbl/d	US$70.00/bbl	Brent
Swaption (4)	Jan 2021 to Dec 2021	3,000 bbl/d	US$60.75/bbl	WTI

Natural Gas
3-way option (2)	Jan 2020 to Dec 2020	5,000 mmbtu/d	US$2.25/US$2.60/US$2.85	NYMEX
Swaption (5)	Jan 2021 to Dec 2021	5,000 mmbtu/d	US$2.90/mmbtu	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US50/US$58.00/US$62.00 contract, Baytex receives WTI plus US$8.00/bbl when WTI is at or below US$50.00/bbl; Baytex receives US$58.00/bbl when WTI is between US$50.00/bbl and US$58.00/bbl; Baytex receives the market price when WTI is between US$58.00/bbl and US$62.00/bbl; and Baytex receives US$62.00/bbl when WTI is above US$62.00/bbl.
(3)For these contracts, the counterparty has the right, if exercised on September 30, 2020, to enter a swap transaction for the remaining term, notional volume and fixed price per unit indicated above.
(4)For these contracts, the counterparty has the right, if exercised on December 31, 2020, to enter a swap transaction for the remaining term, notional volume and fixed price per unit indicated above.
(5)For these contracts, the counterparty has the right, if exercised on December 23, 2020, to enter a swap transaction for the remaining term, notional volume and fixed price per unit indicated above.
(6)Contracts entered subsequent to December 31, 2019.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2019	2018
Realized financial derivatives (gain) loss	$(75,620)	$73,165
Unrealized financial derivatives loss (gain)	82,817	(116,715)
Financial derivatives loss (gain)	$7,197	$(43,550)

Disclosure of physical delivery contracts
Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2019 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$207,454	$207,454	$—	$—	$—
Bank loan (1)(2)	506,471	—	506,471	—	—
Long-term notes (2)	1,337,200	—	818,600	518,600	—
Interest on long-term notes (3)	217,247	75,625	100,303	41,319	—
Lease obligations	14,568	6,216	7,748	604	—
	$2,282,940	$289,295	$1,433,122	$560,523	$—
(1)At December 31, 2019, the bank loan was set to mature on April 2, 2021. On March 3, 2020, Baytex amended the bank loan to extend maturity to April 2, 2024 which will automatically be extended to June 4, 2024 providing the Company has either refinanced or has the ability to repay the outstanding 2024 long-term notes with existing credit capacity as of April 1, 2024.
(2)Principal amount of instruments. On February 5, 2020, Baytex issued US$500 million principal amount of 8.75% senior unsecured notes due 2027 and issued a redemption notice for the $300 million principal amount of 6.625% senior unsecured notes due 2022 (note 11). The Company expects to complete the redemption of these notes on March 6, 2020. On February 20, 2020 Baytex completed the redemption of the US$400 million principal amount of senior unsecured notes due 2021 (note 11).
(3)Excludes interest on bank loan as interest payments on bank loans fluctuate based on amounts outstanding and interest rates.

Trade and other receivables aging
The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2019.

Trade and Other Receivables Aging	December 31, 2019	December 31, 2018
Current (less than 30 days)	$169,500	$104,099
31-60 days	1,199	3,037
61-90 days	342	1,842
Past due (more than 90 days)	2,721	2,586
	$173,762	$111,564